Document and Entity Information	Oct. 25, 2019
Cover [Abstract]
Entity Registrant Name	BOEING CO
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000012927
Document Type	8-K
Document Period End Date	Oct. 25, 2019
Entity File Number	1-442
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	91-0425694
Entity Address, Address Line One	100 N. Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606-1596
City Area Code	312
Local Phone Number	544-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $5.00 Par Value
Trading Symbol	BA
Security Exchange Name	NYSE